INCOME TAX EXPENSE (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Cash paid for income taxes	$ 2,681,286	$ 1,238,497	$ 734,001
Interest and penalties	$ 0	$ 0	$ 0